Label	Element	Value
Victory Sycamore Established Value Fund (formerly Victory Established Value Fund)
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Victory Sycamore Established Value Fund (formerly Victory Established Value Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital growth by investing primarily in common stocks.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional, in Investing with Victory on page 12 and in Appendix A - Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries of the Fund's Prospectus. You may also find information about these discounts in Additional Purchase, Exchange and Redemption Information on page 46 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover will generally indicate higher transaction costs, resulting in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The amounts shown reflect the fee waiver/expense reimbursement in place through the expiration date. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Adviser pursues the Fund's investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of companies with market capitalizations, at the time of purchase, within the range of companies comprising the Russell MidCap® Value Index. The Fund may invest a portion of its assets in equity securities of foreign companies traded in the U.S., including American Depositary Receipts and Global Depositary Receipts (ADRs and GDRs).

As of December 31, 2016, the Russell MidCap® Value Index included companies with approximate market capitalizations between $202 million and $38 billion. The size of companies in the index changes with market conditions and the composition of the index.

The Adviser invests in companies that it believes to be of high quality based on criteria such as market share position, profitability, balance sheet strength, competitive advantages, management competence and the ability to generate excess cash flow. The Adviser uses a bottom-up investment process in conducting fundamental analysis to identify companies that have sustainable returns trading below the Adviser's assessment of intrinsic value and prospects for an inflection in business fundamentals that will enable the stock price to be revalued higher. The Adviser may sell a security if it believes the stock has reached its fair value estimate, if a more attractive opportunity is identified, or if the fundamentals of the company deteriorate.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund's investments are subject to the following principal risks:

  Equity Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected. Price changes may be temporary or last for extended periods.
  Foreign Securities Risk. Foreign securities (including ADRs and GDRs) could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts.
  Management Risk. The Adviser may not execute the Fund's principal investment strategy effectively.
  Mid Capitalization Stock Risk. Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.
  Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels and political events affect the securities markets.
  Value Investing Risk. Value stocks may fall out of favor with investors and may underperform growth stocks in an up market. The intrinsic value of value stocks may never be fully recognized by the market or their price may decline.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective.

An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The bar chart depicts the change in performance from year to year during the periods indicated. The table shows how the average annual total returns for Class A, Class I, Class R, Class R6 and Class Y shares of the Fund, including applicable maximum sales charges, compare to those of a broad measure of market performance. Performance data for the classes varies based on differences in their fee and expense structures. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com. Past performance information is not presented for Class C shares as that share class does not yet have a full calendar year of performance history.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow indicate the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	VictoryFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns for Class R Shares (Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	(Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/lowest quarterly results during this time period were:
Highest	20.87% (quarter ended September 30, 2009)
Lowest	-19.06% (quarter ended September 30, 2011)

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.06%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table shows how the average annual total returns for Class A, Class I, Class R, Class R6 and Class Y shares of the Fund, including applicable maximum sales charges, compare to those of a broad measure of market performance.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns reflect no deduction for fees, expenses, or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the Periods ended December 31, 2016)
Victory Sycamore Established Value Fund (formerly Victory Established Value Fund) | Russell MidCap® Value Index Index returns reflect no deduction for fees, expenses, or taxes.
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.70%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.59%
Victory Sycamore Established Value Fund (formerly Victory Established Value Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.46%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 12 months of purchase.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 666
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	860
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,070
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,674
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.06%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.19%
Victory Sycamore Established Value Fund (formerly Victory Established Value Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.46%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Mar. 28, 2019
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 283
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	566
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	975
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,116
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	183
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	566
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	975
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,116
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Past performance information is not presented for Class C shares as that share class does not yet have a full calendar year of performance history.
Victory Sycamore Established Value Fund (formerly Victory Established Value Fund) | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.46%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 70
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	221
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	384
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 859
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.82%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	14.26%	[4]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2010
Victory Sycamore Established Value Fund (formerly Victory Established Value Fund) | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.46%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 115
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	359
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	622
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,375
Annual Return 2007	rr_AnnualReturn2007	7.45%
Annual Return 2008	rr_AnnualReturn2008	(29.12%)
Annual Return 2009	rr_AnnualReturn2009	34.21%
Annual Return 2010	rr_AnnualReturn2010	21.18%
Annual Return 2011	rr_AnnualReturn2011	(0.03%)
Annual Return 2012	rr_AnnualReturn2012	11.91%
Annual Return 2013	rr_AnnualReturn2013	34.16%
Annual Return 2014	rr_AnnualReturn2014	11.75%
Annual Return 2015	rr_AnnualReturn2015	0.48%
Annual Return 2016	rr_AnnualReturn2016	20.44%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.44%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.22%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.66%
Victory Sycamore Established Value Fund (formerly Victory Established Value Fund) | Class R | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.05%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.33%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.28%
Victory Sycamore Established Value Fund (formerly Victory Established Value Fund) | Class R | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.87%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.95%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.66%
Victory Sycamore Established Value Fund (formerly Victory Established Value Fund) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.46%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 60
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	189
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	329
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 738
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.54%	[4]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 04, 2014
Victory Sycamore Established Value Fund (formerly Victory Established Value Fund) | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.46%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 74
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	230
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	401
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 894
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.97%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.80%	[4]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 28, 2013

[1]	A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 12 months of purchase. For additional information, see Choosing a Share Class beginning on page 14.
[2]	The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.
[3]	Victory Capital Management Inc., the Fund's investment adviser ("Adviser"), has contractually agreed to waive its management fee and/or to reimburse expenses so that the total annual operating expenses of Class C shares do not exceed 1.84% until at least March 28, 2019. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of: (a) any operating expense limits in effect at the time of the original waiver or expense reimbursement; or (b) at the time of recoupment. This agreement may only be terminated by the Fund's Board of Trustees.
[4]	Inception dates of Class I, Class R6 and Class Y shares are March 1, 2010, March 4, 2014 and January 28, 2013, respectively.